Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Classification of the Partnership interests:
Percentage of available cash required to be distributed	100.00%
Number of days after quarter end to distribute cash to partner	45 days
Impairment of vessels
Tangible fixed assets	$ 1,888,583	$ 2,206,618
Annual escalation factor for operating expenses (as a percent)	1.00%
Discount rate used to estimate future cash flows	7.50%	6.40%
Impairment loss	$ 103,977	$ 23,923	$ 138,848
Vessels
Impairment of vessels
Tangible fixed assets	$ 1,884,494	$ 2,203,899
Steam vessels
Impairment of vessels
Discount rate used to estimate future cash flows	7.50%	6.40%
Number of vessels for which value in use is lower than carrying amount | item	5
Impairment loss	$ 103,977